Offsets	May 07, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Realty Income Corp
Form or Filing Type	S-3
File Number	333-257510
Initial Filing Date	Jun. 29, 2021
Fee Offset Claimed	$ 168,367.80
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.01 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	25,284,873
Termination / Withdrawal Statement	The registrant previously registered an aggregate of 120,000,000 shares of common stock offered by means of a prospectus supplement dated August 4, 2023 (the "August 2023 Prospectus Supplement") and an accompanying prospectus dated June 29, 2021 pursuant to a registration statement on Form S-3 (Registration No. 333-257510) filed with the SEC on June 29, 2021 (the "Prior Registration Statement") . In connection with the filing of the August 2023 Prospectus Supplement, the registrant made a contemporaneous fee payment in the amount of $690,926.06, reflecting the fee due with respect to shares of common stock to be offered and sold pursuant to the August 2023 Prospectus Supplement that were not unsold securities registered pursuant to a prior prospectus supplement. The Prior Registration Statement terminated effective upon the filing of a registration statement on Form S-3 (Registration No. 333-277150) filed with the SEC on February 16, 2024 (the "Current Registration Statement"). At the time of such termination, 76,670,230 shares (the "August 2023 Unsold Shares") remained unsold pursuant to the August 2023 Prospectus Supplement. The registrant subsequently registered an aggregate of 150,000,000 shares of common stock offered by means of a prospectus supplement dated November 7, 2025 (the "November 2025 Prospectus Supplement") and an accompanying prospectus dated February 16, 2024 pursuant to the Current Registration Statement. In connection with the filing of the November 2025 Prospectus Supplement, the registrant made a contemporaneous fee payment in the amount of $749,515.53, reflecting the fee due with respect to shares of common stock to be offered and sold pursuant to the November 2025 Prospectus Supplement that were not unsold securities registered pursuant to the August 2023 Prospectus Supplement. Of the 150,000,000 shares of common stock registered pursuant to the November 2025 Prospectus Supplement, 130,102,777 shares of common stock remain unsold as of the date hereof (the "November 2025 Unsold Shares"). The offering pursuant to the November 2025 Prospectus Supplement has terminated. Accordingly, pursuant to Rule 467(p) under the Securities Act, the registrant is offsetting a portion of the aggregate registration fee set forth in Table 1 above by (1) $749,515.53, which represents the filing fees associated with 130,102,777 of the November 2025 Unsold Shares and (2) $168,367.80, which represents the filing fees associated with 25,284,873 of the August 2023 Unsold Shares.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Realty Income Corp
Form or Filing Type	S-3
File Number	333-277150
Initial Filing Date	Feb. 16, 2024
Fee Offset Claimed	$ 749,515.53
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.01 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	130,102,777
Termination / Withdrawal Statement	See Offset Note 1.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Realty Income Corp
Form or Filing Type	S-3
File Number	333-257510
Filing Date	Aug. 07, 2023
Fee Paid with Fee Offset Source	$ 690,926.06
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Realty Income Corp
Form or Filing Type	S-3
File Number	333-277150
Filing Date	Nov. 07, 2025
Fee Paid with Fee Offset Source	$ 749,515.53